Intangible assets	3 Months Ended
Mar. 31, 2023
Intangible Assets [Abstract]
Intangible assets	Intangible assets

	Acquired
	Customer relationships	Technology	Trademarks	Total
	$	$	$	$
Cost
Balance – December 31, 2022	1,335	502	43	1,880
Effects of foreign exchange	25	10	1	36
Balance – March 31, 2023	1,360	512	44	1,916

	Acquired
	Customer relationships	Technology	Trademarks	Total

Balance – December 31, 2022	483	218	29	730
Amortization	56	25	4	85
Effects of foreign exchange	9	4	3	16
Balance – March 31, 2023	548	247	36	831

Carrying value
Balance – December 31, 2022	852	284	14	1,150
Balance – March 31, 2023	812	265	8	1,085